Financial Instruments - Schedule of sensitivity analyzes have been determined based on exposure of financial liabilities to the highlighted variable interest rates (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Carrying amount [Member]
Schedule of sensitivity analyzes have been determined based on exposure of financial liabilities to the highlighted variable interest rates [Line Items]
Total	$ 121,170	$ 102,799
+1%
Schedule of sensitivity analyzes have been determined based on exposure of financial liabilities to the highlighted variable interest rates [Line Items]
Total	122,382	103,827
-0.01
Schedule of sensitivity analyzes have been determined based on exposure of financial liabilities to the highlighted variable interest rates [Line Items]
Total	119,958	101,771
DTF/IBR | Carrying amount [Member]
Schedule of sensitivity analyzes have been determined based on exposure of financial liabilities to the highlighted variable interest rates [Line Items]
Total	97,532	79,345
DTF/IBR | +1%
Schedule of sensitivity analyzes have been determined based on exposure of financial liabilities to the highlighted variable interest rates [Line Items]
Total	98,507	80,138
DTF/IBR | -0.01
Schedule of sensitivity analyzes have been determined based on exposure of financial liabilities to the highlighted variable interest rates [Line Items]
Total	96,557	78,552
SOFR | Carrying amount [Member]
Schedule of sensitivity analyzes have been determined based on exposure of financial liabilities to the highlighted variable interest rates [Line Items]
Total	23,638	23,454
SOFR | +1%
Schedule of sensitivity analyzes have been determined based on exposure of financial liabilities to the highlighted variable interest rates [Line Items]
Total	23,875	23,689
SOFR | -0.01
Schedule of sensitivity analyzes have been determined based on exposure of financial liabilities to the highlighted variable interest rates [Line Items]
Total	$ 23,401	$ 23,219